Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 8,085	$ 1,152	¥ 286
Short term investments	2,032	290
Accounts receivable, net	36,276	5,169
Advances to suppliers	13,745	1,959	7,296
Other current assets	7,505	1,069	282
Current assets of discontinued operations			77,789
Total current assets	67,643	9,639	85,653
Non-current assets:
Restricted Cash- non-current	5,000	712
Property and equipment - net	6	1
Operating lease right of use assets	947	135
Goodwill	709,240	101,066
Total non-current assets	715,193	101,914
Total assets	782,836	111,553	85,653
Current liabilities:
Accounts payable	36,972	5,268	182
Short-term debt	32,070	4,570	44,432
Tax payable	1,457	208
Operating lease liabilities, current	349	50
Notes payable	1,067,633	152,136
Contingent liabilities for payable for asset acquisition	162,808	23,200	169,267
Accrued expenses and other current liabilities	33,209	4,732	1,268
Current liabilities of discontinued operations			509,433
Total current liabilities	1,338,822	190,780	729,077
Non-current liabilities:
Operating lease liabilities, non-current	587	84
Total non-current liabilities	587	84
Total liabilities	1,339,409	190,864	729,077
SHAREHOLDERS’ DEFICIT:
Additional paid-in capital	3,137,002	447,019	2,959,235
Accumulated deficit	(3,856,801)	(549,590)	(3,629,980)
Accumulated other comprehensive income	106,048	15,112	25,422
Total shareholders’ (deficit) equity	(556,573)	(79,311)	(643,424)
Total liabilities and shareholders’ (deficit) equity	782,836	111,553	85,653
Related Party
Current liabilities:
Amounts due to related parties	4,324	616	4,495
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	52,555	7,489	1,727
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT:
Ordinary shares value	¥ 4,623	$ 659	¥ 172